SUPPLEMENT DATED MAY 1, 2015

TO PROSPECTUS DATED MAY 1, 1998
FOR LIBERTY ADVISOR

ISSUED BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
VARIABLE ACCOUNT J

This supplement contains information regarding changes to investment options that are available under your Contract.

Effective immediately, the names of the following investment options have changed:

Old Name	New Name

AllianceBernstein Large Cap Growth Portfolio	AB Large Cap Growth Portfolio

AllianceBernstein Intermediate Bond Portfolio	AB Intermediate Bond Portfolio

Please retain this supplement with your prospectus for future reference.

Liberty Advisor 5/2015